Leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Disclosure Text Block [Abstract]
Operating lease cost	$ 783
Short-term lease, cost	$ 108
Operating lease weighted average remaining lease term	12 years 2 months 12 days
Operating lease weighted average discount rate percentage	4.90%